Janus Henderson Global Equity Income Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.1%
Aerospace & Defense – 0.6%
BAE Systems PLC	4,021,933	$29,925,145
Automobiles – 1.9%
Stellantis NV	2,518,828	47,845,775
Toyota Motor Corp	2,890,000	52,907,530
		100,753,305
Banks – 7.0%
Citigroup Inc	733,689	44,307,479
ING Groep NV	4,701,161	65,516,447
Intesa Sanpaolo SpA	18,189,347	47,086,934
KB Financial Group Inc	1,116,170	51,648,452
Lloyds Banking Group PLC	78,907,412	51,043,729
Nordea Bank Abp	3,001,814	36,720,962
Sumitomo Mitsui Financial Group Inc	1,051,000	36,032,458
Swedbank AB	2,284,111	46,046,343
		378,402,804
Beverages – 2.5%
Carlsberg A/S	491,743	85,041,603
Coca-Cola Co	843,190	49,925,280
		134,966,883
Biotechnology – 1.1%
AbbVie Inc	427,069	57,825,143
Capital Markets – 1.0%
CME Group Inc	247,776	56,606,905
Chemicals – 2.6%
Air Products & Chemicals Inc	85,467	26,004,189
Nutrien Ltd#	1,497,549	112,576,659
		138,580,848
Communications Equipment – 1.7%
Cisco Systems Inc	1,482,678	93,957,305
Construction Materials – 1.1%
LafargeHolcim Ltd*	1,206,006	61,577,933
Consumer Finance – 1.0%
OneMain Holdings Inc	1,067,153	53,400,336
Containers & Packaging – 1.0%
Amcor PLC	2,486,140	29,875,057
DS Smith PLC	4,151,483	21,562,789
		51,437,846
Diversified Financial Services – 0.5%
M&G PLC	9,888,607	26,697,753
Diversified Telecommunication Services – 2.8%
Telenor ASA	2,957,072	46,558,541
TELUS Corp	4,556,622	107,322,715
		153,881,256
Electric Utilities – 4.8%
Endesa SA	1,974,111	45,395,811
Enel SpA	6,348,342	50,920,868
Iberdrola SA	9,530,263	112,940,175
SSE PLC	2,347,712	52,391,662
		261,648,516
Electrical Equipment – 2.8%
ABB Ltd	1,365,817	52,329,579
nVent Electric PLC	1,199,853	45,594,414
Schneider Electric SE	285,844	56,119,049
		154,043,042
Entertainment – 0.7%
Nintendo Co Ltd	80,300	37,458,438
Equity Real Estate Investment Trusts (REITs) – 1.0%
VICI Properties Inc	1,708,361	51,438,750
Food & Staples Retailing – 2.1%
Koninklijke Ahold Delhaize NV	1,652,908	56,703,872
Tesco PLC	14,018,720	54,998,808
		111,702,680
Food Products – 2.2%
Nestle SA (REG)	847,729	118,602,024
Hotels, Restaurants & Leisure – 0.5%
Sodexo SA	292,157	25,629,382
Household Durables – 0.7%
Persimmon PLC	986,847	38,142,111

Shares or Principal Amounts		Value
Common Stocks– (continued)
Industrial Conglomerates – 1.0%
Siemens AG	307,617	$53,466,939
Insurance – 8.8%
AXA SA	3,641,676	108,554,223
Direct Line Insurance Group PLC	12,669,624	47,837,076
Legal & General Group PLC	18,106,854	72,899,856
Manulife Financial Corp	4,509,419	85,959,908
Phoenix Group Holdings PLC	5,446,635	48,147,213
Sampo Oyj	995,448	49,929,350
Tokio Marine Holdings Inc	1,139,700	63,341,991
		476,669,617
Machinery – 1.5%
Volvo AB	3,467,901	80,487,706
Media – 1.0%
Publicis Groupe SA	800,987	53,980,887
Metals & Mining – 3.7%
Anglo American PLC	1,282,994	52,366,393
BHP Group PLC	3,516,240	104,664,446
Rio Tinto PLC	628,341	41,598,584
		198,629,423
Multi-Utilities – 1.9%
National Grid PLC	3,839,176	55,062,844
Sempra Energy	346,435	45,826,422
		100,889,266
Oil, Gas & Consumable Fuels – 5.7%
Royal Dutch Shell PLC	3,777,254	83,033,110
Total SE	3,379,086	171,679,711
Williams Cos Inc	2,015,393	52,480,834
		307,193,655
Paper & Forest Products – 1.6%
UPM-Kymmene Oyj	2,295,516	87,437,776
Personal Products – 2.6%
Unilever PLC	2,665,666	142,792,156
Pharmaceuticals – 11.0%
AstraZeneca PLC	474,729	55,752,213
Bristol-Myers Squibb Co	1,488,315	92,796,440
GlaxoSmithKline PLC	2,515,499	54,692,605
Merck & Co Inc	1,243,586	95,308,431
Novartis AG	1,266,513	111,621,104
Novo Nordisk A/S	508,879	57,267,587
Roche Holding AG	300,317	124,986,469
		592,424,849
Real Estate Management & Development – 0.3%
Aroundtown SA	3,100,017	18,774,507
Semiconductor & Semiconductor Equipment – 7.0%
Broadcom Inc	211,530	140,754,177
MediaTek Inc	1,526,000	65,659,327
SK Square Co Ltd*	201,342	11,247,778
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	895,004	107,677,931
Texas Instruments Inc	287,960	54,271,821
		379,611,034
Software – 0.4%
VMware Inc	173,268	20,078,296
Technology Hardware, Storage & Peripherals – 1.2%
Quanta Computer Inc	19,455,000	66,615,631
Textiles, Apparel & Luxury Goods – 2.2%
Burberry Group PLC	2,917,433	71,758,279
Cie Financiere Richemont SA (REG)	326,806	49,133,913
		120,892,192
Tobacco – 3.3%
British American Tobacco PLC	3,004,875	111,158,375
Imperial Brands PLC	3,146,130	68,825,452
		179,983,827
Wireless Telecommunication Services – 4.3%
KDDI Corp	1,806,500	52,808,043
SK Telecom Co Ltd	311,452	15,171,690
Tele2 AB	6,122,388	87,501,416
Vodafone Group PLC	51,234,945	77,837,345
		233,318,494
Total Common Stocks (cost $4,925,053,237)		5,249,924,660
Preferred Stocks– 2.0%
Technology Hardware, Storage & Peripherals – 2.0%
Samsung Electronics Co Ltd((cost $68,960,223)	1,791,632	107,323,068

Shares or Principal Amounts		Value
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $19,689,822)	19,687,853	$19,689,822
Investments Purchased with Cash Collateral from Securities Lending– 0.9%
Investment Companies – 0.8%
Janus Henderson Cash Collateral Fund LLC, 0%ºº,£	42,592,054	42,592,054
Time Deposits – 0.1%
Royal Bank of Canada, 0.0400%, 1/3/22	$9,481,199	9,481,199
Total Investments Purchased with Cash Collateral from Securities Lending (cost $52,073,253)		52,073,253
Total Investments (total cost $5,065,776,535) – 100.4%		5,429,010,803
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(23,837,056)
Net Assets – 100%		$5,405,173,747

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$1,220,395,788	22.5%
United States	1,082,214,354	19.9
Switzerland	518,251,022	9.6
France	415,963,252	7.7
Canada	305,859,282	5.6
Netherlands	265,012,475	4.9
Japan	242,548,460	4.5
Taiwan	239,952,889	4.4
Sweden	214,035,465	3.9
South Korea	185,390,988	3.4
Finland	174,088,088	3.2
Spain	158,335,986	2.9
Italy	145,853,577	2.7
Denmark	142,309,190	2.6
Germany	72,241,446	1.3
Norway	46,558,541	0.9

Total	$5,429,010,803	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$16,026	$-	$-	$19,689,822
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	277,857∆	-	-	42,592,054
Total Affiliated Investments - 1.2%	$293,883	$-	$-	$62,281,876

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	71,301,247	402,415,617	(454,027,042)	19,689,822
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	78,584,373	283,463,507	(319,455,826)	42,592,054

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/25/22	(249,062,606)	$330,793,722	$(6,236,355)
Euro	1/25/22	(266,366,387)	300,676,887	(2,698,229)
Total				$(8,934,584)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2021

Value*
Forward foreign currency exchange contracts, sold	$641,795,327

* Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold. Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value. Options are reported as the average ending monthly market value.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

#	Loaned security; a portion of the security is on loan at December 31, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$5,249,924,660	$-	$-
Preferred Stocks	107,323,068	-	-
Investment Companies	-	19,689,822	-
Investments Purchased with Cash Collateral from Securities Lending	-	52,073,253	-
Total Assets	$5,357,247,728	$71,763,075	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$8,934,584	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70224 03-22